CONVERTIBLE DEBENTURE (Narrative) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Convertible Debenture 1		8.00%
Convertible Debenture 2		$ 1,000,100
Convertible Debenture 3		$ 2,000,000
Convertible Debenture 4		85.00%
Convertible Debenture 5		$ 8,500,000
Convertible Debenture 6		85.00%
Convertible Debenture 7		$ 176,488
Convertible Debenture 8		2,564,705
Convertible Debenture 9		$ 11,131
Convertible Debenture 1	8.00%
Convertible Debenture 2	$ 1,000,100
Convertible Debenture 3	85.00%
Convertible Debenture 4	$ 176,488